Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 27	€ 122
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	184,326	171,764
Cash collateral	7,603	5,365
Securities collateral	3,967	4,294
Letters of credit /guarantees collateral	450	468
Real estate property collateral	64,028	61,159
Master netting agreements collateral	8,373	8,186
Other collateral	1,786	2,008
Total collateral	86,207	81,481
Surplus collateral	30,101	27,884
Net exposure	128,220	118,167
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	99,350	86,853
Letters of credit /guarantees collateral	245	267
Total collateral	245	267
Net exposure	99,105	86,586
Credit risk [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,667	5,327
Securities collateral	330	363
Total collateral	330	363
Surplus collateral	19	23
Net exposure	4,357	4,987
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,244	37,750
Cash collateral	2,685	2,648
Letters of credit /guarantees collateral	60	65
Real estate property collateral	64,028	61,159
Total collateral	66,772	63,872
Surplus collateral	28,655	26,249
Net exposure	126	127
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,358	4,487
Cash collateral	45	51
Total collateral	45	51
Net exposure	4,313	4,436
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,917	2,353
Other collateral	1,786	2,008
Total collateral	1,786	2,008
Surplus collateral	1,293	1,329
Net exposure	1,424	1,674
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,641	4,083
Net exposure	3,641	4,083
Credit risk [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,238	10,658
Cash collateral	4,873	2,666
Securities collateral	60	47
Letters of credit /guarantees collateral	29	31
Master netting agreements collateral	8,373	8,186
Total collateral	13,336	10,930
Surplus collateral	135	283
Net exposure	38	10
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,910	20,253
Securities collateral	3,578	3,884
Letters of credit /guarantees collateral	117	105
Total collateral	3,694	3,989
Net exposure	€ 15,216	€ 16,263